CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Stock dividend, percentage	0.00%	0.00%	2.50%
Income tax benefits, stock options exercised		$ 10	$ 21
Issuance of common stock, net of issuance costs	$ 5,518